S000004316 [Member] Investment Objectives and Goals - iShares S&P Small-Cap 600 Value ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® S&P SMALL-CAP 600 VALUE ETF Ticker: IJSStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.